Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net cash used in operating activities	$ 16,970	$ 13,764	$ 48,202
Cash flows from investing activities
Net cash (used in) /generated from investing activities	(158,335)	(54,982)	(70,546)
Cash flows from financing activities
Net cash generated from /(used in) financing activities	(11,041)	5,030	333,268
Net increase/(decrease) in cash and cash equivalents	(152,406)	(36,188)	310,924
Cash and cash equivalents at beginning of year	361,777	404,275	93,906
Effect of exchange rates on cash and cash equivalents	(9,867)	(6,310)	(555)
Cash and cash equivalents at end of year	199,504	361,777	404,275
Xunlei Limited [Member]
Cash flows from operating activities
Net cash used in operating activities	(20,312)	(26,069)	(41,485)
Cash flows from investing activities
Net cash (used in) /generated from investing activities	15,557	3,812	(10,333)
Cash flows from financing activities
Net cash generated from /(used in) financing activities	(14,260)	4,975	332,412
Net increase/(decrease) in cash and cash equivalents	(19,015)	(17,282)	280,594
Cash and cash equivalents at beginning of year	292,175	309,457	28,863
Effect of exchange rates on cash and cash equivalents
Cash and cash equivalents at end of year	$ 273,160	$ 292,175	$ 309,457